Provisions - Schedule of provision for pensions and similar obligations (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions	€ 8,355	€ 8,407	€ 8,441	€ 8,149
Provisions for defined benefits	2,637	2,638	3,097
Provision for pensions and other obligations post -employments and Other long term employee benefits
Disclosure of other provisions [line items]
Provisions	2,649	2,646	3,105
Post-employment plans
Disclosure of other provisions [line items]
Provisions	1,656	1,731	2,225	2,392
Other long term employee benefits
Disclosure of other provisions [line items]
Provisions	993	915	880	€ 950
Spain
Disclosure of other provisions [line items]
Provisions for pre-retirements	916	839	805
Spain | Post-employment plans
Disclosure of other provisions [line items]
Provisions	602	674	770
Spain | Other long term employee benefits
Disclosure of other provisions [line items]
Provisions	927	852	817
United Kingdom | Post-employment plans
Disclosure of other provisions [line items]
Provisions	26	28	76
Other subsidiaries | Post-employment plans
Disclosure of other provisions [line items]
Provisions	1,028	1,029	1,379
Other subsidiaries | Other long term employee benefits
Disclosure of other provisions [line items]
Provisions	€ 66	€ 63	€ 63